Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MAIN STREET MID CAP FUND
Central Index Key	dei_EntityCentralIndexKey	0001086165
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2015
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015